Venezuelan Operations (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013 VEF	Dec. 31, 2012 USD ($)	Dec. 31, 2012 VEF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 VEF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 VEF	Jun. 30, 2010 VEF	May 31, 2010 VEF
Venezuelan Operations [Abstract]
Foreign currency exchange rate			4.30					5.30	6.96
Revenue from Venezuelan operations		$ 349,570		$ 278,639		$ 184,657
Operating income from Venezuelan operations		45,164		31,789		18,699
Promissory note	41,000	13,189	119,700	5,535	50,000	2,409	20,000
Currency exchange loss		$ 9,382		$ 3,899		$ 1,364